Label	Element	Value
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Global Real Estate Fund
Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund’s sub-advisor, Russell Implementation Services, Inc. (“Russell”), will seek to achieve returns similar to the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), based on estimated tracking error while controlling transaction-related expenses through reduced trading.  In seeking to achieve returns similar to the Index, Russell purchases a representative sample of the securities within the Index.  Russell will seek to manage the Fund’s risk, as measured by the annualized estimated tracking error relative to the benchmark index, by targeting a 1.00% tracking error and rebalancing the Fund if the tracking error exceeds 1.25%.  The Fund’s portfolio will be determined through various risk optimization models to target a 1.00% tracking error and will also be designed to mitigate and reduce other risk.  If the Fund’s tracking error exceeds 1.25%, as measured at least weekly, Russell will re-optimize the Fund’s portfolio back to the 1.00% annualized target, under the limitation that any securities purchased are within the Index.

Risk, Heading	rr_RiskHeading	The Principal Risks and Investment Strategies and Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Tracking Error Risk:  There is no assurance that Russell will achieve returns similar to that of the Index.  The sub-advisor does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the Index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Supplement Text	cik0000914243_SupplementTextBlock

February 21, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement To the Prospectus and Summary Prospectus Dated January 30, 2013

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust approved the selection of Russell Implementation Services, Inc. (“Russell”) as interim sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”). The change of sub-advisor from Cornerstone Real Estate Advisers, LLC (“Cornerstone”), the current sub-advisor to the Fund, to Russell will be effective on or about February 22, 2013. In selecting Russell as interim sub-advisor, the Board considered, among other factors, Russell’s experience and record in transition management and the benefits of a longer period of time to choose a permanent sub-advisor to the Fund. All references to Cornerstone as sub-advisor of the Fund in the summary prospectus and prospectus are deleted and replaced with Russell. Additionally, the following changes have been made.

The Fund’s Principal Investment Strategies

The second and third paragraphs of the section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, are replaced with the following:

The Fund’s sub-advisor, Russell Implementation Services, Inc. (“Russell”), will seek to achieve returns similar to the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), based on estimated tracking error while controlling transaction-related expenses through reduced trading. In seeking to achieve returns similar to the Index, Russell purchases a representative sample of the securities within the Index. Russell will seek to manage the Fund’s risk, as measured by the annualized estimated tracking error relative to the benchmark index, by targeting a 1.00% tracking error and rebalancing the Fund if the tracking error exceeds 1.25%. The Fund’s portfolio will be determined through various risk optimization models to target a 1.00% tracking error and will also be designed to mitigate and reduce other risk. If the Fund’s tracking error exceeds 1.25%, as measured at least weekly, Russell will re-optimize the Fund’s portfolio back to the 1.00% annualized target, under the limitation that any securities purchased are within the Index.

The Principal Risks and Investment Strategies and Risks

The following risk is added to the sections of the prospectus, “The Principal Risks” and “Investment Strategies and Risks”:

Tracking Error Risk: There is no assurance that Russell will achieve returns similar to that of the Index. The sub-advisor does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the Index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Supplement Closing	cik0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.